                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5018

                         Smith Barney Investment Series
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:

                                 (800) 451-2010

                       Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                            GROWTH AND INCOME FUND

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

MICHAEL KAGAN
PORTFOLIO MANAGER

    [LOGO]
          Classic Series

 Semi-Annual Report . April 30, 2003

 SMITH BARNEY
 GROWTH AND INCOME FUND

      MICHAEL KAGAN

      Michael Kagan has more than 19 years of securities business experience and has been managing the Fund since August 14, 2000.

      Education: BA in Economics, Harvard University. Attended the Massachusetts Institute of Technology's Sloan School of Management.

      FUND OBJECTIVE

      The Fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGER'S INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      19 Years

What's Inside

Letter From the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  5

Statement of Operations...............................................  6

Statements of Changes in Net Assets...................................  7

Notes to Financial Statements.........................................  8

Financial Highlights.................................................. 13

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 15, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

1 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003


       SHARES                  SECURITY                       VALUE
      -------------------------------------------------------------------
      COMMON STOCK -- 98.7%
      Consumer Discretionary -- 12.0%
      554,400 Best Buy Co.*                              $     19,171,152
              Comcast Corp.:
      316,523  Class A Shares*                                 10,100,249
      204,400  Special Class A Shares*                          6,144,264
      367,100 Federated Department Stores, Inc.*               11,240,602
      590,900 The Home Depot, Inc.                             16,622,017
      926,602 Liberty Media Corp., Class A Shares*             10,192,622
      284,700 McDonald's Corp.                                  4,868,370
      319,200 MGM MIRAGE*                                       9,071,664
      849,300 The News Corp. Ltd. ADR                          19,924,578
      300,600 UnitedGlobalCom Inc., Class A Shares*+            1,157,310
      389,400 USA Interactive*+                                11,662,530
      -------------------------------------------------------------------
                                                              120,155,358
      -------------------------------------------------------------------
      Consumer Staples -- 9.7%
      100,900 Avon Products, Inc.                               5,869,353
      547,700 Costco Wholesale Corp.*                          18,966,851
      265,400 The Estee Lauder Co. Inc., Class A Shares+        8,625,500
      197,500 General Mills, Inc.                               8,909,225
      153,900 Kimberly-Clark Corp.                              7,659,603
      315,000 Kraft Foods Inc., Class A Shares                  9,733,500
      484,300 PepsiCo, Inc.                                    20,960,504
       88,300 The Procter & Gamble Co.                          7,933,755
      493,100 Safeway Inc.*                                     8,195,322
      -------------------------------------------------------------------
                                                               96,853,613
      -------------------------------------------------------------------
      Energy -- 5.9%
      937,800 Exxon Mobil Corp.                                33,010,560
      110,400 Occidental Petroleum Corp.                        3,295,440
       41,600 Royal Dutch Petroleum Co. ADR                     1,700,608
      221,000 TotalFinaElf S.A., Sponsored ADR                 14,519,700
      312,000 Transocean Inc.                                   5,943,600
      -------------------------------------------------------------------
                                                               58,469,908
      -------------------------------------------------------------------
      Financials -- 20.0%
      157,400 American Express Co.                              5,959,164
      590,961 American International Group, Inc.               34,246,190
      250,400 Bank of America Corp.                            18,542,120
      674,300 The Bank of New York Co., Inc.                   17,835,235
      239,600 Bank One Corp.                                    8,637,580
           68 Berkshire Hathaway Inc., Class A Shares*          4,747,420
      372,490 FleetBoston Financial Corp.                       9,878,435
      225,600 Freddie Mac                                      13,062,240
      146,500 The Goldman Sachs Group, Inc.                    11,119,350
       92,200 iStar Financial Inc.                              2,759,546
      294,000 J.P. Morgan Chase & Co.                           8,628,900
      183,300 Marsh & McLennan Cos., Inc.                       8,739,744
      291,300 MBNA Corp.                                        5,505,570
      282,400 Merrill Lynch & Co., Inc.                        11,592,520
      113,600 Morgan Stanley                                    5,083,600
      138,600 Wachovia Corp.                                    5,295,906

                      See Notes to Financial Statements.

2 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003



         SHARES                  SECURITY                     VALUE
       -----------------------------------------------------------------
       Financials -- 20.0% (continued)
          50,650 Washington Mutual, Inc.                  $    2,000,675
         454,800 Wells Fargo & Co.                            21,948,648
          46,700 XL Capital Ltd., Class A Shares               3,843,410
       -----------------------------------------------------------------
                                                             199,426,253
       -----------------------------------------------------------------
       Healthcare -- 14.7%
         405,704 Amgen Inc.*                                  24,873,712
         226,000 Cephalon, Inc.*                               9,229,840
         116,200 Eli Lilly & Co.                               7,415,884
          81,600 Johnson & Johnson                             4,598,976
         104,500 Medtronic, Inc.                               4,988,830
         228,000 Mylan Laboratories Inc.                       6,445,560
       1,480,820 Pfizer Inc.                                  45,535,215
         725,700 Schering-Plough Corp.                        13,135,170
         665,400 Teva Pharmaceutical Industries Ltd. ADR+     31,074,180
       -----------------------------------------------------------------
                                                             147,297,367
       -----------------------------------------------------------------
       Industrials -- 9.5%
          67,000 American Standard Cos. Inc.*                  4,769,730
         101,400 Avery Dennison Corp.                          5,375,214
         147,700 The Boeing Co.                                4,029,256
         229,200 Canadian National Railway Co.                11,145,996
         103,600 Cummins Inc.                                  2,808,596
          86,500 Danaher Corp.                                 5,966,770
         936,300 General Electric Co.                         27,574,035
         206,300 Lockheed Martin Corp.                        10,325,315
         184,600 Navistar International Corp.*+                5,150,340
          91,900 PACCAR Inc.                                   5,367,879
         763,200 Tyco International Ltd.                      11,905,920
       -----------------------------------------------------------------
                                                              94,419,051
       -----------------------------------------------------------------
       Information Technology -- 17.0%
         532,700 ASML Holding N.V.*+                           4,693,087
         763,500 BMC Software, Inc.*                          11,391,420
         851,300 Cisco Systems, Inc.*                         12,803,552
         408,200 Comverse Technology, Inc.*                    5,335,174
         665,500 Dell Computer Corp.*                         19,239,605
         143,400 Electronic Data Systems Corp.                 2,602,710
         712,400 EMC Corp.                                     6,475,716
          50,000 Expedia, Inc.*+                               2,889,500
         442,700 Infineon Technologies AG*+                    3,368,947
         662,800 Intel Corp.                                  12,195,520
          28,800 International Business Machines Corp.         2,445,120
         219,600 LSI Logic Corp.*                              1,177,056
       1,356,200 Microsoft Corp.*                             34,678,034
         576,900 Nokia Corp., Sponsored ADR                    9,559,233
         659,900 Oracle Corp.*                                 7,839,612
         385,700 Paychex, Inc.                                12,010,698
         222,200 STMicroelectronics N.V.+                      4,575,098
       1,869,000 Sun Microsystems, Inc.*                       6,167,700
         472,575 VERITAS Software Corp.*                      10,401,376
       -----------------------------------------------------------------
                                                             169,849,158
       -----------------------------------------------------------------

                      See Notes to Financial Statements.

3 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003


   SHARES                                                SECURITY                                                 VALUE
---------------------------------------------------------------------------------------------------------------------------
Materials -- 3.4%
     743,300 Alcoa Inc.                                                                                        $ 17,043,869
     259,600 Barrick Gold Corp.                                                                                   3,881,020
     186,500 Ecolab Inc.                                                                                          9,528,285
     118,608 PolyOne Corp.                                                                                          547,969
     217,500 Smurfit-Stone Container Corp.*                                                                       3,060,225
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 34,061,368
---------------------------------------------------------------------------------------------------------------------------
Telecommunication Services -- 3.1%
   2,133,396 AT&T Wireless Services Inc.*                                                                        13,781,738
     465,600 Verizon Communications Inc.                                                                         17,404,128
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 31,185,866
---------------------------------------------------------------------------------------------------------------------------
Utilities -- 3.4%
     240,600 Consolidated Edison, Inc.+                                                                           9,352,122
     156,900 Exelon Corp.                                                                                         8,321,976
     304,300 NiSource Inc.                                                                                        5,751,270
     204,100 Progress Energy, Inc.                                                                                8,527,298
     166,300 Xcel Energy, Inc.                                                                                    2,248,376
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 34,201,042
---------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $1,022,634,510)                                                                           985,918,984
---------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT                                                SECURITY                                                 VALUE
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.0%
Semiconductors and Equipment -- 0.0%
$      1,000 Teradyne, Inc., Notes, 3.375% due 10/15/06++ (Cost -- $995)                                                995
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
  12,557,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at maturity -- $12,557,419;
               (Fully collateralized by U.S. Treasury Notes, 2.000% due 11/30/04; Market value -- $12,809,831)
               (Cost -- $12,557,000)                                                                             12,557,000
---------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $1,035,192,505**)                                                                        $998,476,979
---------------------------------------------------------------------------------------------------------------------------

 +All or a portion of this security is on loan (See Note 6).
 *Non-income producing security.
 ++Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$46,738,162 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $46,738,162)                                           $46,738,162
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

4 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $1,035,192,505)             $  998,476,979
  Loaned securities collateral, at value
   (Cost -- $46,738,162) (Note 6)                                46,738,162
  Cash                                                                  380
  Receivable for securities sold                                 10,960,157
  Receivable for Fund shares sold                                   350,025
  Dividends and interest receivable                               1,193,684
---------------------------------------------------------------------------
  Total Assets                                                1,057,719,387
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 6)                        46,738,162
  Payable for securities purchased                               16,458,048
  Payable for Fund shares purchased                               1,255,872
  Management fee payable                                            526,654
  Trustees' retirement plan                                         310,496
  Service plan fees payable                                         274,847
  Accrued expenses                                                  732,554
---------------------------------------------------------------------------
  Total Liabilities                                              66,296,633
---------------------------------------------------------------------------
Total Net Assets                                             $  991,422,754
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $          860
  Capital paid in excess of par value                         1,245,199,779
  Undistributed net investment income                               518,980
  Accumulated net realized loss from security transactions     (217,581,339)
  Net unrealized depreciation of investments                    (36,715,526)
---------------------------------------------------------------------------
Total Net Assets                                             $  991,422,754
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                        41,365,232
----------------------------------------------------------------------------
  Class A                                                        20,424,162
----------------------------------------------------------------------------
  Class B                                                         9,523,577
----------------------------------------------------------------------------
  Class L                                                           396,398
----------------------------------------------------------------------------
  Class O                                                           133,816
----------------------------------------------------------------------------
  Class P                                                         2,031,835
----------------------------------------------------------------------------
  Class Y                                                        12,087,151
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $11.59
----------------------------------------------------------------------------
  Class A (and redemption price)                                     $11.59
----------------------------------------------------------------------------
  Class B *                                                          $11.12
----------------------------------------------------------------------------
  Class L **                                                         $11.45
----------------------------------------------------------------------------
  Class O **                                                         $11.52
----------------------------------------------------------------------------
  Class P *                                                          $11.52
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $11.61
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                        $12.67
----------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $12.20
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $11.57
----------------------------------------------------------------------------
  Class O (net asset value plus 1.01% of net asset value
   per share)                                                        $11.64
---------------------------------------------------------------------------

 *Redemption price is NAV of Class B and P shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                      See Notes to Financial Statements.

5 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $   7,764,220
  Interest                                                          374,149
  Less: Foreign withholding tax                                    (113,068)
--------------------------------------------------------------------------
  Total Investment Income                                         8,025,301
--------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                         3,147,973
  Shareholder servicing fees (Note 7)                             1,771,902
  Service plan fees (Note 7)                                        930,950
  Registration fees                                                  54,692
  Shareholder communications (Note 7)                                54,440
  Audit and legal                                                    46,329
  Custody                                                            39,167
  Trustees' fees                                                     13,576
  Other                                                              13,416
--------------------------------------------------------------------------
  Total Expenses                                                  6,072,445
--------------------------------------------------------------------------
Net Investment Income                                             1,952,856
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Loss From:
   Security transactions (excluding short-term securities)      (97,576,651)
   Foreign currency transactions                                       (195)
--------------------------------------------------------------------------
  Net Realized Loss                                             (97,576,846)
--------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments:
   Beginning of period                                         (177,788,103)
   End of period                                                (36,715,526)
--------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                       141,072,577
--------------------------------------------------------------------------
Net Gain on Investments                                          43,495,731
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $  45,448,587
--------------------------------------------------------------------------


                      See Notes to Financial Statements.

6 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    1,952,856  $    2,426,842
  Net realized loss                                   (97,576,846)   (105,235,906)
  (Increase) decrease in net unrealized
   depreciation                                       141,072,577     (85,037,610)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                          45,448,587    (187,846,674)
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                                (1,375,382)     (3,410,246)
  Capital                                                      --        (832,371)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (1,375,382)     (4,242,617)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                     36,088,152      96,525,033
  Net asset value of shares issued for
   reinvestment of dividends                              911,651       3,257,499
  Cost of shares reacquired                           (96,253,868)   (250,790,369)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (59,254,065)   (151,007,837)
---------------------------------------------------------------------------------
Decrease in Net Assets                                (15,180,860)   (343,097,128)

NET ASSETS:
  Beginning of period                               1,006,603,614   1,349,700,742
---------------------------------------------------------------------------------
  End of period*                                   $  991,422,754  $1,006,603,614
---------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                  $518,980        $(58,299)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

7 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Growth and Income Fund ("Fund"), a separate investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and six other separate investment funds: Smith Barney International Fund, formerly known as Smith Barney International Aggressive Growth Fund, Smith Barney Large Cap Core Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price;
(c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, annually; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

8 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                            Annual Rate
-------------------------------------------------------------------------------
First $1 billion                                                       0.65%
------------------------------------------------------------------------------
Next $1 billion                                                        0.60
------------------------------------------------------------------------------
Next $1 billion                                                        0.55
------------------------------------------------------------------------------
Next $1 billion                                                        0.50
------------------------------------------------------------------------------
Over $4 billion                                                        0.45
------------------------------------------------------------------------------

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $1,521,473 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc. ("PFS"), both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM, PFS and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions for the Fund's portfolio agency transactions.

There are maximum initial sales charges of 8.50%, 5.00%, 1.00% and 1.00% for Class 1, A, L and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B and P shares, which applies if redemption occurs within one year from purchase. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $500,000, $418,000 and $2,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended April 30, 2003 were approximately:

                                         Class B  Class P
---------------------------------------------------------
CDSCs                                    $167,000 $9,000
--------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit

9 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for six months ended April 30, 2003 were $9,757. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

------------------------------------------------------------------------------
Purchases                                                          $274,320,605
------------------------------------------------------------------------------
Sales                                                               332,130,095
------------------------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                    $  82,291,016
Gross unrealized depreciation                                     (119,006,542)
------------------------------------------------------------------------------
Net unrealized depreciation                                      $ (36,715,526)
------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

10 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high-quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2003, the Fund loaned stocks having a market value of $45,179,192. The Fund received cash collateral amounting to $46,738,162 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2003 was $58,043.

7. Class Specific Expenses

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B, L, O and P shares calculated at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.70% and 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                      Class A  Class B  Class L Class O Class P
-----------------------------------------------------------------------------------------------
Service Plan Fees                                     $283,434 $530,491 $21,169  $5,371 $90,485
----------------------------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:
                                    Class 1  Class A  Class B  Class L  Class O Class P Class Y
-----------------------------------------------------------------------------------------------
Shareholder Servicing Fees          $850,765 $495,256 $408,345   $1,878    $971 $14,617     $70
----------------------------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:
                                    Class 1  Class A  Class B  Class L  Class O Class P Class Y
-----------------------------------------------------------------------------------------------
Shareholder Communication Expenses   $24,634  $15,875  $10,002     $276     $70  $1,579  $2,004
----------------------------------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                               Six Months Ended    Year Ended
                                April 30, 2003  October 31, 2002
----------------------------------------------------------------
Class 1
Net Investment Income              $801,468        $2,490,922
Capital                                  --           488,237
---------------------------------------------------------------
Total                              $801,468        $2,979,159
---------------------------------------------------------------
Class A
Net Investment Income              $115,452        $   69,899
Capital                                  --           221,474
---------------------------------------------------------------
Total                              $115,452        $  291,373
---------------------------------------------------------------
Class Y
Net Investment Income              $458,462        $  849,425
Capital                                  --           122,660
---------------------------------------------------------------
Total                              $458,462        $  972,085
---------------------------------------------------------------

11 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

9. Shares of Beneficial Interest

The Fund has seven classes of beneficial interest, Classes 1, A, B, L, O, P and Y, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

                         Six Months Ended              Year Ended
                          April 30, 2003            October 31, 2002
                     ------------------------  -------------------------
                       Shares       Amount       Shares        Amount
-------------------------------------------------------------------------
Class 1
Shares sold             709,794  $  7,869,829      80,882  $   1,057,782
Shares issued on
 reinvestment            73,645       801,467          --             --
Shares reacquired    (4,134,688)  (45,387,675)   (112,274)    (1,430,039)
------------------------------------------------------------------------
Net Decrease         (3,351,249) $(36,716,379)    (31,392) $    (372,257)
------------------------------------------------------------------------
Class A
Shares sold           1,666,397  $ 18,392,739   1,459,600  $  18,817,820
Shares issued on
 reinvestment            10,120       110,184     224,707      2,979,158
Shares reacquired    (2,286,460)  (25,104,597) (8,730,622)  (109,850,857)
------------------------------------------------------------------------
Net Decrease           (609,943) $ (6,601,674) (7,046,315) $ (88,053,879)
------------------------------------------------------------------------
Class B
Shares sold             865,470  $  9,219,981   3,843,001  $  50,293,317
Shares issued on
 reinvestment                --            --      21,569        278,341
Shares reacquired    (1,780,358)  (18,850,880) (5,426,592)   (68,871,412)
------------------------------------------------------------------------
Net Decrease           (914,888) $ (9,630,899) (1,562,022) $ (18,299,754)
------------------------------------------------------------------------
Class L
Shares sold              44,402  $    488,142   1,880,555  $  23,614,456
Shares reacquired       (60,695)     (673,561) (4,007,351)   (49,879,341)
------------------------------------------------------------------------
Net Decrease            (16,293) $   (185,419) (2,126,796) $ (26,264,885)
------------------------------------------------------------------------
Class O
Shares sold                 700  $      7,921      30,626  $     410,789
Shares reacquired       (12,256)     (132,604) (1,299,417)   (16,860,835)
------------------------------------------------------------------------
Net Decrease            (11,556) $   (124,683) (1,268,791) $ (16,450,046)
------------------------------------------------------------------------
Class P
Shares sold              10,121  $    109,540       1,143  $      15,732
Shares reacquired      (370,063)   (4,040,649)    (43,921)      (552,644)
------------------------------------------------------------------------
Net Decrease           (359,942) $ (3,931,109)    (42,778) $    (536,912)
------------------------------------------------------------------------
Class Y
Shares sold                  --  $         --     218,170  $   2,315,137
Shares reacquired      (182,374)   (2,063,902)   (286,176)    (3,345,241)
------------------------------------------------------------------------
Net Decrease           (182,374) $ (2,063,902)    (68,006) $  (1,030,104)
------------------------------------------------------------------------

10.Subsequent Event

Effective May 9, 2003, the Fund was renamed "SB Growth and Income Fund" and existing Classes A, B, L, O, P, Y and 1 of the Fund were redesignated Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P, Smith Barney Class Y and Smith Barney Class 1, respectively. The Fund's investment objective was not affected as a result of this change.

12 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                            2003/(1)(2)/    2002/(2)/    2001/(2)/    2000/(2)/     1999/(2)/    1998
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.05       $13.08       $19.03        $21.36        $18.53     $20.10
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.03         0.05         0.10          0.08          0.09       0.18
 Net realized and unrealized gain (loss)      0.53        (2.02)       (4.62)         1.11          3.60       1.70
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.56        (1.97)       (4.52)         1.19          3.69       1.88
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.02)       (0.05)       (0.06)        (0.07)        (0.08)     (0.20)
 Net realized gains                             --           --        (1.37)        (3.45)        (0.78)     (3.25)
 Capital                                        --        (0.01)          --            --            --         --
---------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.02)       (0.06)       (1.43)        (3.52)        (0.86)     (3.45)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.59       $11.05       $13.08        $19.03        $21.36     $18.53
---------------------------------------------------------------------------------------------------------------
Total Return                                  5.07%++    (15.13)%     (25.18)%        5.39%        20.27%     10.90%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $479         $494         $678        $1,017        $1,122     $1,079
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.06%+       0.99%        0.73%         0.85%         0.84%      0.83%
 Net investment income                        0.60+        0.38         0.62          0.43          0.43       0.90
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%          44%          69%           63%           53%        34%
---------------------------------------------------------------------------------------------------------------

Class A Shares                            2003/(1)(2)/    2002/(2)/    2001/(2)/     2000/(2)/     1999/(2)/   1998
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.06       $13.07       $19.03        $21.35        $18.53     $20.10
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 0.01         0.02         0.03          0.04          0.03      (0.02)
 Net realized and unrealized gain (loss)      0.53        (2.02)       (4.61)         1.11          3.60       1.85
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.54        (2.00)       (4.58)         1.15          3.63       1.83
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.01)       (0.00)*      (0.01)        (0.02)        (0.03)     (0.15)
 Net realized gains                             --           --        (1.37)        (3.45)        (0.78)     (3.25)
 Capital                                        --        (0.01)          --            --            --         --
---------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.01)       (0.01)       (1.38)        (3.47)        (0.81)     (3.40)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.59       $11.06       $13.07        $19.03        $21.35     $18.53
---------------------------------------------------------------------------------------------------------------
Total Return                                  4.85%++    (15.29)%     (25.51)%        5.14%        19.93%     10.63%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $237         $233         $295          $215          $181       $124
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.39%+       1.25%        1.17%         1.06%         1.12%      1.07%
 Net investment income                        0.27+        0.12         0.19          0.21          0.15       0.63
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%          44%          69%           63%           53%        34%
---------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

13 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                            2003/(1)(2)/   2002/(2)/   2001/(2)/    2000/(2)/      1999/(2)/   1998
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.66       $12.73      $18.70        $21.16        $18.48    $20.07
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.04)       (0.11)      (0.10)        (0.10)        (0.12)    (0.01)
 Net realized and unrealized gain (loss)      0.50        (1.96)      (4.50)         1.09          3.58      1.71
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.46        (2.07)      (4.60)         0.99          3.46      1.70
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --          --            --            --     (0.04)
 Net realized gains                             --           --       (1.37)        (3.45)        (0.78)    (3.25)
-------------------------------------------------------------------------------------------------------------
Total Distributions                             --           --       (1.37)        (3.45)        (0.78)    (3.29)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.12       $10.66      $12.73        $18.70        $21.16    $18.48
-------------------------------------------------------------------------------------------------------------
Total Return                                  4.32%++    (16.26)%    (26.10)%        4.36%        19.03%     9.85%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $106         $111        $160          $232          $208      $137
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     2.47%+       2.28%       2.00%         1.81%         1.87%     1.81%
 Net investment loss                         (0.82)+      (0.91)      (0.65)        (0.54)        (0.60)    (0.09)
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%          44%         69%           63%           53%       34%
-------------------------------------------------------------------------------------------------------------

Class L Shares                            2003/(1)(2)/   2002/(2)/   2001/(2)/    2000/(2)(3)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.94       $13.00      $19.04        $18.49
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.01)       (0.07)      (0.08)        (0.02)
 Net realized and unrealized gain (loss)      0.52        (1.99)      (4.59)         0.57
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.51        (2.06)      (4.67)         0.55
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --           --          --            --
 Net realized gains                             --           --       (1.37)           --
-------------------------------------------------------------------------------------------------------------
Total Distributions                             --           --       (1.37)           --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.45       $10.94      $13.00        $19.04
-------------------------------------------------------------------------------------------------------------
Total Return                                  4.66%++    (15.85)%    (25.99)%        2.97%++
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $4,537       $4,516      $5,774          $205
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.79%+       1.89%       1.85%         1.71%+
 Net investment loss                         (0.13)+      (0.52)      (0.49)        (1.23)+
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%          44%         69%           63%
-------------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from October 9, 2000 (inception date) to October 31, 2000. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

14 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class O Shares                                      2003/(1)(2)/     2002/(2)/   2001/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.97         $13.04        $16.55
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                           0.01          (0.06)        (0.03)
  Net realized and unrealized gain (loss)                0.54          (2.01)        (3.48)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      0.55          (2.07)        (3.51)
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    --             --            --
-------------------------------------------------------------------------------------------
Total Distributions                                        --             --            --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.52         $10.97        $13.04
-------------------------------------------------------------------------------------------
Total Return                                             5.01%++      (15.87)%      (21.21)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                       $1,541         $1,595        $2,453
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.08%+         1.82%         1.53%+
  Net investment income (loss)                           0.58+         (0.45)        (0.18)+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    28%            44%           69%
-------------------------------------------------------------------------------------------

Class P Shares                                        2003/(1)(2)/    2002/(2)/    2001/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $11.00         $13.04        $16.55
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                           0.00*         (0.03)        (0.03)
  Net realized and unrealized gain (loss)                0.52          (2.01)        (3.48)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      0.52          (2.04)        (3.51)
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    --             --            --
-------------------------------------------------------------------------------------------
Total Distributions                                        --             --            --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.52         $11.00        $13.04
-------------------------------------------------------------------------------------------
Total Return                                             4.73%++      (15.64)%      (21.21)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                      $23,394        $26,301       $47,719
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.57%+         1.61%         1.53%+
  Net investment income (loss)                           0.09+         (0.23)        (0.20)+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    28%            44%           69%
-------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from December 8, 2000 (inception date) to October 31, 2001.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

15 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares                             2003/(1)(2)/    2002/(2)/   2001/(2)(3)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.08        $13.08        $16.55
--------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.05          0.09          0.10
 Net realized and unrealized gain (loss)      0.52         (2.01)        (3.51)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.57         (1.92)        (3.41)
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.04)        (0.07)        (0.06)
 Capital                                        --         (0.01)           --
--------------------------------------------------------------------------------
Total Distributions                          (0.04)        (0.08)        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.61        $11.08        $13.08
--------------------------------------------------------------------------------
Total Return                                  5.14%++     (14.77)%      (20.65)%++
--------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $140          $136          $161
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.68%+        0.67%         0.67%+
 Net investment income                        0.97+         0.70          0.68+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%           44%           69%
--------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from December 8, 2000 (inception date) to October 31, 2001. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

16 Smith Barney Growth and Income Fund | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                            GROWTH AND INCOME FUND



          TRUSTEES                     INVESTMENT MANAGER
          Elliott J. Berv              Smith Barney Fund
          Donald M. Carlton              Management LLC
          A. Benton Cocanougher
          Mark T. Finn                 DISTRIBUTORS
          R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
          Stephen Randolph Gross       PFS Distributors, Inc.
          Diana R. Harrington
          Susan B. Kerley              CUSTODIAN
          Alan G. Merten               State Street Bank and
          C. Oscar Morong, Jr.           Trust Company
          R. Richardson Pettit
          Walter E. Robb, III          TRANSFER AGENT
                                       Citicorp Trust Bank, fsb.
          OFFICERS                     125 Broad Street, 11th Floor
          R. Jay Gerken                New York, New York 10004
          President and Chief
          Executive Officer            SUB-TRANSFER AGENTS
                                       PFPC Global Fund Services
          Lewis E. Daidone             P.O. Box 9699
          Senior Vice President and    Providence, Rhode Island
          Chief Administrative Officer 02940-9699

          Richard L. Peteka            Primerica Shareholder Services
          Chief Financial Officer      P.O. Box 9662
          and Treasurer                Providence, Rhode Island
                                       02940-9662
          Michael Kagan
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary

   Smith Barney Growth and Income Fund



 This report is submitted for the general information of the shareholders of Smith Barney Investment Series--Smith Barney Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY GROWTH AND INCOME FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02329 6/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Investment Series

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Series

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Series

Date: June 27, 2003

By:      /s/ Richard Peteka
         Chief Financial Officer of
         Smith Barney Investment Series

Date: June 27, 2003